Share-Based compensation - Additional information (Details)						1 Months Ended			6 Months Ended		12 Months Ended
	Apr. 21, 2024 shares	Feb. 01, 2024 shares	Mar. 24, 2023 € / shares	Feb. 21, 2021	Jan. 01, 2020	Jun. 30, 2024 shares	Apr. 30, 2024 shares	Mar. 31, 2024 shares	Jun. 30, 2024 EUR (€) shares € / shares	Jun. 30, 2023 shares	Dec. 31, 2023 EUR (€)	Jun. 24, 2024 shares	Apr. 17, 2024 shares	Mar. 06, 2024 shares	Aug. 29, 2023 shares	Jul. 14, 2023 shares
Share-Based Compensation
Share split ratio				500	500
Share-based payment | €									€ 1,500,000		€ 1,800,000
Number of warrants exercised						12,625	3,000	8,650	24,275
Incremental fair value of re-priced warrants. | €									€ 66,000
Ifrs Stock Issued During Period Shares Exercise warrants												12,625	3,000	8,650	10,000	2,000
2021 Plan
Share-Based Compensation
Exercise price | € / shares			€ 5.42
Granted									385,250	475,862
Number of warrants exercised									24,275	0
Percentage Of Warrants With Reduced Exercise Price			75
Percentage Of Warrants With Unchanged Exercise Price			25
2022 Plan
Share-Based Compensation
Granted	85,000	300,250
Plan 2021 (grant Feb 21 2022)
Share-Based Compensation
Exercise price | € / shares									€ 5.42
Plan 2021 (grant May 14 2022)
Share-Based Compensation
Exercise price | € / shares									5.42
Plan 2021 (grant June 8 2022)
Share-Based Compensation
Exercise price | € / shares									€ 12.95